SHORT TERM AND LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	May 19, 2020	Dec. 17, 2018	Dec. 21, 2020	Aug. 11, 2020
Short-term secured credit line [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	May 18, 2021
Short-term secured credit line maximum borrowing capacity	$ 20,000
Short-term secured credit line balance outstanding			$ 0	$ 12,500
New loan facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 25,000
Debt instrument, description of variable rate basis		LIBOR
Debt instrument, basis spread on variable rate		5.70%
Debt instrument, maturity date		Dec. 31, 2021
Guarantee limit of credit facility		$ 33,000